CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net profit (loss)	$ (27,753)	$ (6,855)	$ 215
Income and expenses not involving operating cash flows:
Depreciation and amortization	7,541	7,692	7,134
Impairment of Goodwill	13,450	0	0
Impairment of intangible assets	2,765	0	0
Capital loss from disposals of property and equipment	25	278	51
Impairment of property, and equipment	164	0	0
Capital gain from amendment of lease liabilities	(6)	(399)	0
Change in employee benefit liabilities, net	(187)	180	90
Financial income, net	630	(2,446)	(7,443)
Valuation loss (gain) from short-term investments	(558)	(848)	769
Cost of share-based payments	366	1,252	1,757
Tax expenses	939	891	1,097
Income and expenses not involving operating cash flows	25,129	6,600	3,455
Changes in operating assets and liabilities:
Increase in trade receivables, net	1,183	(975)	(641)
Increase in inventory	625	(156)	(2,544)
Increase in prepaid expenses	347	44	(21)
Decrease (increase) in other accounts receivable	310	62	(471)
Increase (decrease) in trade payables	(211)	235	1,264
Decrease in deferred revenues	14	51	(246)
Increase in other accounts payable	266	965	845
Changes in operating assets and liabilities	2,534	226	(1,814)
Cash paid and received:
Interest received	1,302	621	429
Interest paid	(1,165)	(1,296)	(1,010)
Income tax received	367	8	87
Income taxes paid	(786)	(800)	(1,435)
Cash paid and received	(282)	(1,467)	(1,929)
Net cash used in operating activities	(372)	(1,496)	(73)
Cash flows from investing activities:
Purchase of property and equipment	(950)	(1,289)	(1,661)
Investment in intangible assets	(2,714)	(4,203)	(5,243)
Investment in short-term deposits	0	(9,840)	(5,705)
Proceeds from short-term deposits	10,023	5,855	0
Proceeds From Sale Of Fixed Assets	27	0	0
Purchase of short-term investments	(3,015)	(2,291)	(5,588)
Proceeds from sale of short-term investments	2,662	2,422	11,764
Net cash used in investing activities	6,033	(9,346)	(6,433)
Cash flows from financing activities:
Dividend paid to non-controlling interests	(279)	(789)	(130)
Payment of lease liabilities	(2,468)	(2,648)	(2,447)
Exercise of share options	0	20,298	1,961
Payment of long-term loans	(2,118)	(2,070)	(1,665)
Payment of liability to underwriters	0	(1,124)	0
Net cash provided by (used in) financing activities	(4,865)	13,667	(2,281)
Effect of exchange rate changes on cash and cash equivalents	190	(615)	(1,575)
Increase (decrease) in cash and cash equivalents	986	2,210	(10,362)
Cash and cash equivalents at the beginning of the year	6,693	4,483	14,845
Cash and cash equivalents at the end of the year	7,679	6,693	4,483
Non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	1,184	(1,265)	1,658
Incurrence Of Liability For Acquisition Of Non-controlling Interests	(8,557)	0	0
Liability derecognized and recorded in equity upon exercise of share options	$ 0	$ 5,333	$ 1,015